Derivative Financial instruments (Details Narrative)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Disclosure of detailed information about financial instruments [abstract]
Warrants outstanding | shares	8,869,633
Exercise price | $ / shares	$ 11.50